OTHER NON-INTEREST EXPENSE (Details) € in Millions, $ in Millions		12 Months Ended
	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2018
Other Noninterest Expense Details [Abstract]
Insurance claims, reserves movement, commissions and reinsurance premium ceded		€ 0		€ 0	€ 0
Credit card costs		32		22	16
Hotel running costs		0		20	20
Broker costs		3		3	3
Rental expense		30		31	32
Taxes and duties other than income tax		25		25	24
Promotion and advertising		20		20	17
Third party fees		85		70	82
Commissions on issues of Hellenic Republic Bank Support Plan - Pillar II & III & ELA		10		54	197
Other		166		130	172
Other provisions		36		60	325
Total		€ 407	$ 491	435	888
Other Non-interest Expense Textuals
Maximum number of FTEs		10,250	10,250			9,950
Other non-interest expense other provisions due to total FTEs decrease	€ 118
Full utilization of prior year provision		€ 8		€ 110	€ 0